Share-based Payments - Changes in Number of Warrants Outstanding (Detail)						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013 EUR (€)	Oct. 29, 2010 EUR (€)	Dec. 31, 2018 EUR (€) Warrant	Dec. 31, 2017 EUR (€) Warrant
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price, outstanding, beginning of period						€ 31.76	€ 20.92
Weighted average exercise price, granted						23.09	30.37
Weighted average exercise price, forfeited						28.79	28.50
Weighted average exercise price, exercised						2.64	2.77
Weighted average exercise price, expired							22.44
Weighted average exercise price outstanding, end of period				€ 2.64	€ 35.36	€ 30.71	€ 31.76
Number of warrants outstanding, beginning of period | Warrant						674,962	571,444
Number of warrants, granted	312,100	343,550	94,400	253,150	61,050	111,600	367,100
Number of warrants, forfeited | Warrant						50,833	31,817
Number of warrants, exercised			100,000	253,150	61,050	4,500	225,966
Number of warrants, expired | Warrant							5,799
Number of warrants outstanding, end of period	294,484	245,982	60,697	2,500	766	731,229	674,962